SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes In Accumulated Balances Of Other Comprehensive Income, Net Of Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 14,115
Other comprehensive loss before reclassifications	(2,318)
Amounts reclassified from AOCI	(37)
Total other comprehensive income, net of tax	(2,355)	(1,461)	119
Ending balance	11,760	14,115
Unrealized gains (losses) in derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,514)
Other comprehensive loss before reclassifications	(1,011)
Amounts reclassified from AOCI	(37)
Total other comprehensive income, net of tax	(1,048)
Ending balance	(2,562)
Deferred pension items [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(279)
Other comprehensive loss before reclassifications	(451)
Amounts reclassified from AOCI
Total other comprehensive income, net of tax	(451)
Ending balance	(730)
Accumulated foreign currency translation differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	15,908
Other comprehensive loss before reclassifications	(856)
Amounts reclassified from AOCI
Total other comprehensive income, net of tax	(856)
Ending balance	$ 15,052